Business segment information - Distribution of Depreciation and Amortization by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Depreciation, amortization and reduction in carrying value of right-of-use assets	$ 22,867	$ 22,788	$ 46,517	$ 45,731
Ireland
Segment Reporting Information [Line Items]
Depreciation, amortization and reduction in carrying value of right-of-use assets	7,951	7,026	16,192	14,916
Rest of Europe
Segment Reporting Information [Line Items]
Depreciation, amortization and reduction in carrying value of right-of-use assets	3,672	3,615	7,487	7,052
U.S.
Segment Reporting Information [Line Items]
Depreciation, amortization and reduction in carrying value of right-of-use assets	6,201	9,539	14,840	17,180
Rest of World
Segment Reporting Information [Line Items]
Depreciation, amortization and reduction in carrying value of right-of-use assets	$ 5,043	$ 2,608	$ 7,998	$ 6,583